Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Equity holders of the parent	Issued and fully paid shares	Reserved shares	Employee benefits reserve	Non-controlling interest reserve	Foreign currency translation reserve	Hedging reserve	Distributable profits reserve	Other reserve	Retained earnings	Non-controlling interest
Opening balance at Dec. 31, 2022		$ 37,127	$ 36,336	$ 29,001	$ (38)	$ 278		$ 796	$ (586)	$ 3,541	$ 2	$ 3,342	$ 791
Changes in equity [abstract]
Profit for the period		1,722	1,660									1,660	62
Other comprehensive income/(loss)		655	655					(1)	674		(32)	14
Total comprehensive income for the period		2,377	2,315					(1)	674		(32)	1,674	62
Transfers		0	0							4,830		(4,830)
Employee share plan purchases		(57)	(57)		(57)
Employee share plan redemptions		0	0		46	(46)
Share-based payments (net of tax)		58	58			58
Dividends paid		(4,335)	(4,253)							(4,253)			(82)
Ending balance at Dec. 31, 2023		35,170	34,399	29,001	(49)	290	$ 0	795	88	4,118	(30)	186	771
Changes in equity [abstract]
Profit for the period		3,646	3,573									3,573	73
Other comprehensive income/(loss)		(106)	(106)						(87)		(8)	(11)
Total comprehensive income for the period		3,540	3,467						(87)		(8)	3,562	73
Transfers		0	0							1,400		(1,400)
Employee share plan purchases		(81)	(81)		(81)
Employee share plan redemptions		0	0		72	(72)
Share-based payments (net of tax)		63	63			63
Dividends paid		(2,539)	(2,449)							(2,449)			(90)
Ending balance at Dec. 31, 2024		36,153	35,399	29,001	(58)	281	0	795	1	3,069	(38)	2,348	754
Changes in equity [abstract]
Profit for the period		2,737	2,718									2,718	19
Other comprehensive income/(loss)		165	165						187		(34)	12
Total comprehensive income for the period		2,902	2,883						187		(34)	2,730	19
Transfers		0	0							4,500		(4,500)
Transactions with non-controlling interests	[1]	2,843	(373)				(373)						3,216
Shares issued		35	35	35
Employee share plan purchases		(88)	(88)		(88)
Employee share plan redemptions		0	0		64	(64)
Share-based payments (net of tax)		70	70			70
Dividends paid		(2,072)	(2,012)							(2,012)			(60)
Ending balance at Dec. 31, 2025		$ 39,843	$ 35,914	$ 29,036	$ (82)	$ 287	$ (373)	$ 795	$ 188	$ 5,557	$ (72)	$ 578	$ 3,929

[1]	1.Represents the difference between the amount of the adjustment to non-controlling interest and any consideration received. Refer to Note B.9 for the sell-down of Louisiana LNG Infrastructure LLC to Stonepeak and the sell-down of Louisiana LNG LLC to Williams.